NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2009
Allowance for Doubtful Accounts Receivable (in Dollars)	$ 48,524		$ 48,524
Finite-Lived Intangible Asset, Useful Life	15 years
Stock Issued During Period, Shares, Purchase of Assets (in Shares)	600,000
Stock Issued During Period, Value, Purchase of Assets (in Dollars)	120,000
Payments to Acquire Intangible Assets (in Dollars)	100,000
Finite-Lived Patents, Gross (in Dollars)	2,000
Finite-Lived Intangible Assets, Accumulated Amortization (in Dollars)	0		182,140
Amortization (in Dollars)	7,400	7,400
Equity Method Investment, Ownership Percentage				50.00%
Comprehensive Income (Loss), Net of Tax, Attributable to Parent (in Dollars)	12,417		12,417
Supplier Concentration Risk [Member] | Vendor 1 [Member]
Accounts Payable, Other, Current (in Dollars)	10,165,000
Supplier Concentration Risk [Member] | Vendor 2 [Member]
Accounts Payable, Other, Current (in Dollars)	$ 1,103,000
Supplier Concentration Risk [Member]
Concentration risk, number of vendors	2
Minimum [Member]
Equity Method Investment, Ownership Percentage	20.00%
Maximum [Member]
Equity Method Investment, Ownership Percentage	50.00%